DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest rate caps
Derivatives, Fair Value [Line Items]
Notional Amount		$ 100,000
Fair Value Derivatives, Asset		4
Interest rate lock commitments
Derivatives, Fair Value [Line Items]
Notional Amount	$ 15,130	3,429
Fair Value Derivatives, Asset	$ 373	95
Embedded conversion options
Derivatives, Fair Value [Line Items]
Notional Amount		180,252
Fair Value Derivatives, Liability		$ 41,697